CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flow from operating activities:
Net income (loss)	¥ 41,303	¥ (97,080)	¥ (25,798)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	17,175	862	115
Amortization of debt issuance costs	69	69	68
Share-based compensation expense	4,343	83,976	111,684
Changes in operating assets and liabilities:
Trade accounts receivable	2,700	8,000	(9,614)
Consumption taxes receivable		5,310	5,206
Other receivables	6,545	(6,908)
Deferred contract costs			17,617
Prepaid expenses and other current assets	(5,948)	4,386	2,848
Other assets	(7,714)
Accounts payable		(2,700)
Due to related parties			(1,413)
Accrued expenses and other current liabilities	(1,408)	57,338	13,420
Consumption taxes payable	7,418	(6,730)	9,077
Deferred revenue	(22,821)	33,000	(106,919)
Deposits received			(16,760)
Other		42	2,512
Net cash provided by operating activities	41,662	79,565	2,043
Cash flow from investing activities:
Purchases of property and equipment	(8,670)	(20,841)
Cash used in investing activities	(8,670)	(20,841)
Cash flow from financing activities:
Proceeds from stock options issued			1,707
Proceeds from long-term debt		500	25,000
Repayment of long-term debt	(4,129)	(1,718)	(1,619)
Receipts from related parties			6,129
Repayment of lease liabilities	(9,147)
Payment of deferred offering costs	(33,098)	(58,881)	(43,771)
Net cash used in financing activities	(46,374)	(60,099)	(12,554)
Effect of exchange rate changes on cash and cash equivalents	1,098	9	(173)
Net decrease in cash and cash equivalents	(12,284)	(1,366)	(10,684)
Cash and cash equivalents
Beginning of year	14,012	15,378	26,062
End of year	1,728	14,012	15,378
Supplemental disclosures of cash flow information:
Cash paid for interest	2,927	2,919	3,362
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses	¥ 319	14,087
Accrued offering costs		¥ 4,400	¥ 13,200